Related Party Transactions (Details Narrative) - USD ($)				12 Months Ended
	Dec. 15, 2020	Jul. 15, 2020	Jul. 05, 2018	Dec. 31, 2020	Dec. 31, 2019
Due from related party				$ 65,179
Advance from related party					$ 6,514
Founders, Officers and Board Members [Member]
Number of shares issued				100,622,845
VitaNova Partners, LLC. [Member]
Professional fees	$ 19,000	$ 456,000
Monthly installments		$ 38,000
Number of shares issued			55,612,837	55,612,837
VitaNova Partners [Member]
Ownership percentage				28.75%	28.75%